CTIVP® – Principal Blue Chip Growth Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Principal Blue Chip Growth Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 10.3%
Entertainment 3.9%
Netflix, Inc.(a)	122,308	86,749,395
Interactive Media & Services 6.4%
Alphabet, Inc., Class A	636,663	105,590,559
Alphabet, Inc., Class C	232,928	38,943,232
Total		144,533,791
Total Communication Services		231,283,186
Consumer Discretionary 13.3%
Broadline Retail 8.0%
Amazon.com, Inc.(a)	971,932	181,100,090
Hotels, Restaurants & Leisure 3.0%
Hilton Worldwide Holdings, Inc.	289,219	66,664,979
Specialty Retail 2.3%
O’Reilly Automotive, Inc.(a)	44,413	51,146,011
Total Consumer Discretionary		298,911,080
Consumer Staples 1.1%
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp.	28,903	25,623,088
Total Consumer Staples		25,623,088
Financials 25.1%
Capital Markets 11.8%
Brookfield Asset Management Ltd., Class A	139,167	6,581,207
Brookfield Corp.	2,252,906	119,741,954
Charles Schwab Corp. (The)	637,745	41,332,254
KKR & Co., Inc., Class A	477,026	62,290,055
Moody’s Corp.	42,494	20,167,228
MSCI, Inc.	26,255	15,304,827
Total		265,417,525
Financial Services 9.2%
MasterCard, Inc., Class A	220,704	108,983,635
Visa, Inc., Class A	350,641	96,408,743
Total		205,392,378
Insurance 4.1%
Progressive Corp. (The)	361,149	91,645,170
Total Financials		562,455,073
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 8.8%
Health Care Equipment & Supplies 0.9%
IDEXX Laboratories, Inc.(a)	25,332	12,798,233
Intuitive Surgical, Inc.(a)	17,179	8,439,527
Total		21,237,760
Life Sciences Tools & Services 5.9%
Danaher Corp.	291,081	80,926,340
Thermo Fisher Scientific, Inc.	82,051	50,754,287
Total		131,680,627
Pharmaceuticals 2.0%
Zoetis, Inc.	224,367	43,836,824
Total Health Care		196,755,211
Industrials 9.2%
Aerospace & Defense 7.0%
HEICO Corp., Class A	200,836	40,922,343
TransDigm Group, Inc.	82,051	117,097,444
Total		158,019,787
Commercial Services & Supplies 2.2%
Copart, Inc.(a)	918,517	48,130,291
Total Industrials		206,150,078
Information Technology 26.3%
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	126,846	8,265,285
IT Services 0.7%
Gartner, Inc.(a)	32,355	16,396,220
Semiconductors & Semiconductor Equipment 1.6%
NVIDIA Corp.	294,327	35,743,071
Software 23.6%
Adobe, Inc.(a)	140,367	72,679,225
Cadence Design Systems, Inc.(a)	207,193	56,155,519
Constellation Software, Inc.	3,849	12,403,941
Intuit, Inc.	130,858	81,262,818

CTIVP® – Principal Blue Chip Growth Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – Principal Blue Chip Growth Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Microsoft Corp.	592,716	255,045,695
Roper Technologies, Inc.	95,026	52,876,268
Total		530,423,466
Total Information Technology		590,828,042
Materials 3.3%
Chemicals 2.4%
Linde PLC	75,538	36,021,050
Sherwin-Williams Co. (The)	47,310	18,056,808
Total		54,077,858
Construction Materials 0.9%
Vulcan Materials Co.	79,015	19,787,727
Total Materials		73,865,585
Real Estate 2.0%
Real Estate Management & Development 1.9%
CoStar Group, Inc.(a)	576,395	43,483,239
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 0.1%
American Tower Corp.	6,113	1,421,639
Total Real Estate		44,904,878
Total Common Stocks (Cost $1,385,884,563)		2,230,776,221

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	15,009,134	15,007,633
Total Money Market Funds (Cost $15,006,553)		15,007,633
Total Investments in Securities (Cost: $1,400,891,116)		2,245,783,854
Other Assets & Liabilities, Net		(956,418)
Net Assets		2,244,827,436
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	9,915,023	261,367,282	(256,274,949)	277	15,007,633	(2,331)	556,646	15,009,134
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Principal Blue Chip Growth Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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